Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments
March 31, 2025 (Unaudited)

MUNICIPAL BONDS - 96.7%	Par	Value
Alabama - 1.5%
Alabama Housing Finance Authority, 5.75%, 04/01/2055 (Callable 04/01/2033)	$2,000,000	$2,157,021
Alabama Public School and College Authority, 4.00%, 09/01/2043 (Callable 09/01/2034)	1,915,000	1,805,642
Black Belt Energy Gas District, 5.00%, 05/01/2053 (a)	4,000,000	4,136,585
Morgan County Board of Education/AL, 5.00%, 03/01/2038 (Callable 03/01/2032)	1,000,000	1,064,241
Southeast Alabama Gas Supply District, 5.00%, 08/01/2054 (Callable 01/01/2032) (a)	4,500,000	4,764,136
Town of Pike Road AL, 5.00%, 09/01/2044 (Callable 09/01/2034)	800,000	835,655
University of Alabama, 3.00%, 07/01/2038 (Callable 07/01/2029)	2,000,000	1,709,307
		16,472,587

Alaska - 0.3%
Alaska Housing Finance Corp.
4.00%, 06/01/2036 (Callable 06/01/2025)	710,000	708,618
4.00%, 06/01/2036 (Callable 06/01/2025)	290,000	290,514
3.25%, 12/01/2044 (Callable 06/01/2029)	120,000	118,409
4.00%, 12/01/2048 (Callable 06/01/2027)	405,000	406,353
City of Valdez AK, 5.00%, 06/30/2029 (Callable 04/22/2025)	1,225,000	1,247,339
		2,771,233

Arizona - 0.5%
Arizona Industrial Development Authority, 1.78%, 09/01/2030 (a)(b)(c)	1,840,225	1,697,525
City of Tempe AZ
5.00%, 07/01/2033 (Callable 07/01/2028)	40,000	42,578
5.00%, 07/01/2034 (Callable 07/01/2028)	325,000	345,948
5.00%, 07/01/2034 (Callable 07/01/2027)	165,000	172,624
5.00%, 07/01/2035 (Callable 07/01/2027)	185,000	193,548
5.00%, 07/01/2037 (Callable 07/01/2028)	215,000	228,858
5.00%, 07/01/2038 (Callable 07/01/2028)	350,000	372,560
Maricopa County Industrial Development Authority, 4.00%, 01/01/2045 (Callable 07/01/2030)	2,000,000	1,823,561
		4,877,202

Arkansas - 0.3%
City of Little Rock AR Water Reclamation System Revenue, 5.00%, 10/01/2034 (Callable 04/01/2025)	2,500,000	2,500,000
City of Pine Bluff AR, 3.00%, 02/01/2047 (Callable 08/01/2027)	815,000	787,347
University of Arkansas, 5.00%, 10/01/2031 (Callable 10/01/2026)	250,000	257,302
		3,544,649

California - 6.3%
Anaheim Public Financing Authority, 0.00%, 09/01/2036	19,885,000	13,307,961
Brea Redevelopment Agency
5.00%, 08/01/2033 (Callable 08/01/2027)	1,500,000	1,554,421
5.00%, 08/01/2034 (Callable 08/01/2027)	1,750,000	1,810,716
Buellton Union School District, 0.00%, 02/01/2034	2,000,000	1,397,092
California Community Choice Financing Authority, 5.00%, 01/01/2056 (Callable 05/01/2033) (a)	2,000,000	2,169,192
California Housing Finance Agency, 3.75%, 03/25/2035	4,761,225	4,655,543
California State University, 3.13%, 11/01/2051 (Callable 05/01/2026) (a)	2,250,000	2,249,011
Central Basin Municipal Water District, 5.00%, 08/01/2044 (Callable 08/01/2028)	70,000	74,906
City of Richmond CA Wastewater Revenue, 0.00%, 08/01/2028	180,000	162,734
El Monte City School District/CA, 0.00%, 08/01/2029	1,640,000	1,396,374
Escalon Unified School District, 0.00%, 08/01/2040 (Callable 08/01/2033)	205,000	182,046
Federal Home Loan Mortgage Corp., 4.00%, 12/25/2036 (a)	2,451,732	2,441,817
Fontana Unified School District, 0.00%, 02/01/2033	605,000	459,374
Foothill-Eastern Transportation Corridor Agency
0.00%, 01/01/2026	4,695,000	4,594,343
0.00%, 01/01/2028	3,260,000	3,006,648
0.00%, 01/01/2030	125,000	107,843
Freddie Mac Multifamily ML Certificates, 2.88%, 07/25/2036	7,175,166	6,557,689
Gateway Unified School District/CA, 0.00%, 03/01/2037	100,000	63,614
Golden State Tobacco Securitization Corp.
0.00%, 06/01/2026	240,000	232,382
0.00%, 06/01/2028	630,000	575,376
5.00%, 06/01/2028 (Callable 06/01/2027)	425,000	445,601
3.25%, 06/01/2034 (Callable 06/01/2025)	160,000	160,153
Kingsburg Joint Union High School District, 5.00%, 08/01/2044 (Callable 08/01/2026)	150,000	154,659
Long Beach Community College District
0.00%, 06/01/2032	1,540,000	1,201,233
0.00%, 06/01/2033	1,560,000	1,163,708
Los Alamitos Unified School District, 0.00%, 08/01/2043 (Callable 08/01/2031)	230,000	236,098
Los Angeles Department of Water & Power Water System Revenue, 3.75%, 07/01/2050 (Callable 05/01/2025) (a)	3,000,000	3,000,000
Moreno Valley Unified School District/CA, 0.00%, 07/01/2029	75,000	65,537
Morongo Unified School District, 0.00%, 08/01/2041 (Callable 08/01/2030)	280,000	293,018
Orange County Water District, 5.00%, 08/15/2034	285,000	310,865
Pacheco Union Elementary School District
0.00%, 02/01/2028	40,000	36,492
0.00%, 02/01/2028	25,000	22,807
0.00%, 02/01/2037	300,000	193,923
Pajaro Valley Unified School District, 0.00%, 08/01/2027	25,000	23,348
Palmdale Elementary School District, 0.00%, 08/01/2031	30,000	24,321
Rio Hondo Community College District, 6.85%, 08/01/2042 (Callable 08/01/2034)	7,160,000	8,950,843
Riverside County Redevelopment Successor Agency, 8.25%, 10/01/2031 (Callable 10/01/2026)	650,000	700,933
Roseville Joint Union High School District, 0.00%, 08/01/2034 (Callable 08/01/2026)	85,000	57,569
San Diego Unified School District/CA, 0.00%, 07/01/2030	100,000	84,357
San Joaquin Hills Transportation Corridor Agency
0.00%, 01/01/2027	1,380,000	1,314,547
0.00%, 01/01/2028	1,110,000	1,027,629
St Helena Unified School District, 0.00%, 08/01/2037 (Callable 05/02/2025)	25,000	13,853
Sutter Union High School District
0.00%, 08/01/2036 (Callable 08/01/2025)	75,000	34,283
0.00%, 08/01/2037 (Callable 08/01/2025)	50,000	21,280
0.00%, 08/01/2041 (Callable 08/01/2025)	50,000	15,937
0.00%, 08/01/2043 (Callable 08/01/2025)	200,000	54,945
Woodlake Union High School District, 0.00%, 08/01/2033	1,000,000	680,508
		67,287,529

Colorado - 2.2%
Adams & Weld Counties School District No 27J Brighton/CO, 5.00%, 12/01/2036 (Callable 12/01/2027)	1,000,000	1,032,704
Adams County School District No 14, 5.50%, 12/01/2041 (Callable 12/01/2034)	350,000	392,939
Boulder Valley School District No Re-2 Boulder, 5.00%, 12/01/2038 (Callable 06/01/2025)	1,225,000	1,227,689
Brush School District No. RE-2J, 5.00%, 12/01/2032 (Callable 12/01/2027)	395,000	413,443
City & County of Denver CO, 5.00%, 06/01/2038 (Callable 06/01/2026)	310,000	314,894
City of Boulder CO Storm Water & Flood Management Revenue, 3.00%, 12/01/2030 (Callable 12/01/2025)	925,000	892,218
City of Fort Lupton CO, 4.00%, 12/01/2042 (Callable 12/01/2027)	850,000	820,820
Colorado Health Facilities Authority, 3.42% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)	10,000,000	9,964,640
El Paso County School District No 20 Academy
5.25%, 12/15/2040 (Callable 12/15/2034)	200,000	222,101
5.25%, 12/15/2041 (Callable 12/15/2034)	350,000	384,872
5.25%, 12/15/2042 (Callable 12/15/2034)	400,000	435,731
5.25%, 12/15/2043 (Callable 12/15/2034)	450,000	487,465
5.25%, 12/15/2044 (Callable 12/15/2034)	400,000	431,950
5.25%, 12/15/2045 (Callable 12/15/2034)	200,000	215,713
Mesa County Valley School District No. 51, 5.50%, 12/01/2037 (Callable 12/01/2027)	1,000,000	1,049,176
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)	1,000,000	1,023,576
University of Colorado, 5.00%, 06/01/2044 (Callable 06/01/2029)	545,000	562,255
Weld County School District No RE-9 Ault-Highland
5.25%, 12/01/2041 (Callable 12/01/2034)	500,000	551,383
5.25%, 12/01/2042 (Callable 12/01/2034)	500,000	547,483
5.25%, 12/01/2043 (Callable 12/01/2034)	500,000	544,854
5.25%, 12/01/2044 (Callable 12/01/2034)	500,000	542,328
5.25%, 12/01/2045 (Callable 12/01/2034)	450,000	486,762
Wiggins School District No RE-50J Adams Morgan & Weld Counties, 4.00%, 12/01/2039 (Callable 12/01/2031)	500,000	498,353
		23,043,349

Connecticut - 1.1%
Connecticut Housing Finance Authority
2.88%, 11/15/2030 (Callable 05/15/2025)	1,325,000	1,241,653
4.00%, 11/15/2045 (Callable 05/15/2028)	2,235,000	2,242,545
4.00%, 11/15/2047 (Callable 11/15/2026)	250,000	250,323
4.00%, 05/15/2049 (Callable 11/15/2028)	1,115,000	1,121,557
Connecticut State Health & Educational Facilities Authority
5.25%, 03/01/2032	100,000	108,857
3.20%, 07/01/2037 (a)	2,185,000	2,185,310
2.95%, 07/01/2049 (a)	1,000,000	997,127
2.80%, 07/01/2057 (a)	4,050,000	4,036,607
		12,183,979

District of Columbia - 0.2%
District of Columbia Water & Sewer Authority, 2.55%, 10/01/2054 (Callable 04/01/2025) (a)	1,750,000	1,750,000

Florida - 2.4%
Broward County Housing Finance Authority, 3.50%, 04/01/2041 (Callable 10/01/2025) (a)	1,000,000	1,001,506
City of Fort Lauderdale FL Water & Sewer Revenue, 5.50%, 09/01/2048 (Callable 09/01/2033)	3,500,000	3,821,365
City of Fort Myers FL, 4.00%, 12/01/2037 (Callable 12/01/2025)	480,000	479,152
City of Melbourne FL Water & Sewer Revenue, 0.00%, 10/01/2026	40,000	38,241
City of Ocoee FL, 4.00%, 10/01/2040 (Callable 10/01/2030)	300,000	295,837
City of Orlando FL Tourist Development Tax Revenue, 5.00%, 11/01/2034 (Callable 11/01/2027)	1,000,000	1,031,942
County of Miami-Dade FL
0.00%, 10/01/2026	150,000	143,403
0.00%, 10/01/2027	330,000	305,677
5.25%, 10/01/2030	4,625,000	5,025,588
Florida Housing Finance Corp.
5.00%, 12/01/2026 (a)	2,500,000	2,528,290
1.94%, 08/01/2036	4,952,300	3,675,762
4.20%, 01/01/2045 (Callable 01/01/2028)	2,195,000	2,060,808
3.50%, 07/01/2051 (Callable 07/01/2029)	620,000	617,617
Leon County - City of Tallahassee Blueprint Intergovernmental Agency, 4.00%, 10/01/2038 (Callable 10/01/2031)	4,805,000	4,877,706
Osceola County Expressway Authority
5.40%, 10/01/2028	170,000	183,308
5.75%, 10/01/2031	60,000	68,780
		26,154,982

Georgia - 2.1%
City of Decatur GA, 3.00%, 08/01/2038 (Callable 08/01/2025)	500,000	438,572
DeKalb County Housing Authority, 3.23%, 04/01/2026	530,000	529,722
DeKalb Newton & Gwinnett Counties Joint Development Authority
5.00%, 06/01/2028	295,000	310,412
5.00%, 06/01/2028	230,000	242,016
Forsyth County Hospital Authority, 6.38%, 10/01/2028	4,365,000	4,666,251
Georgia Housing & Finance Authority, 3.50%, 12/01/2046 (Callable 12/01/2025)	80,000	79,876
Homerville Housing Authority, 3.45%, 01/01/2028 (a)	1,000,000	1,003,866
Main Street Natural Gas, Inc.
4.00%, 07/01/2052 (Callable 06/01/2027) (a)	1,615,000	1,628,307
5.00%, 07/01/2053 (Callable 12/01/2029) (a)	8,000,000	8,399,990
5.00%, 04/01/2054 (Callable 01/02/2031) (a)	2,500,000	2,649,203
5.00%, 06/01/2055 (Callable 03/01/2032) (a)	2,500,000	2,667,594
		22,615,809

Idaho - 0.3%
Idaho Housing & Finance Association, 6.00%, 07/01/2054 (Callable 01/01/2033)	2,720,000	2,974,889

Illinois - 5.6%
Cary Park District, 4.00%, 12/15/2032 (Callable 12/15/2026)	125,000	125,494
Chillicothe Park District, 5.50%, 12/01/2029	150,000	162,406
City of Chicago IL
0.00%, 01/01/2027	75,000	70,744
0.00%, 01/01/2028	350,000	319,064
City of Springfield IL, 5.00%, 12/01/2031 (Callable 12/01/2025)	500,000	505,852
Community Unit School District Number 427 DeKalb and Kane Counties Illinois, 0.00%, 01/01/2026	2,785,000	2,719,661
Cook County School District No 130 Blue Island, 5.00%, 12/01/2026 (Callable 12/01/2025)	1,150,000	1,164,024
Cook County School District No 159 Matteson-Richton Park
0.00%, 12/01/2025	475,000	465,140
0.00%, 12/01/2025	230,000	225,374
0.00%, 12/01/2026	460,000	436,478
0.00%, 12/01/2028	535,000	474,408
County of Cook IL, 5.00%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,113,330
DuPage County Community High School District No 100 Fenton, 5.00%, 07/15/2037 (Callable 07/15/2032)	575,000	612,825
Fayette & Montgomery Counties Community Unit School District No 203 Vandalia, 5.00%, 12/01/2036 (Callable 12/01/2034)	305,000	329,123
Hoffman Estates Park District, 5.00%, 12/01/2040 (Callable 12/01/2030)	1,415,000	1,465,164
Illinois Development Finance Authority
0.00%, 07/15/2025	25,045,000	24,813,742
2.45%, 11/15/2039 (a)	2,230,000	2,211,904
Illinois Finance Authority
5.00%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,215,690
5.25%, 08/15/2031 (Callable 08/15/2026)	1,830,000	1,885,089
5.00%, 07/01/2034 (Callable 01/01/2027)	1,840,000	1,883,790
4.00%, 02/15/2041 (Callable 02/15/2027)	495,000	503,010
4.00%, 05/01/2044 (Callable 05/01/2025)	135,000	135,094
Illinois Housing Development Authority
2.55%, 04/01/2025	590,000	590,000
4.00%, 06/01/2026 (Callable 06/01/2025) (a)	1,300,000	1,301,214
3.10%, 02/01/2035 (Callable 02/01/2026)	875,000	789,604
3.50%, 08/01/2046 (Callable 02/01/2026)	455,000	453,980
4.00%, 08/01/2048 (Callable 08/01/2027)	250,000	251,018
Illinois Municipal Electric Agency, 4.00%, 02/01/2034 (Callable 08/01/2025)	160,000	155,890
Kane McHenry Cook & De Kalb Counties Unit School District No 300/IL, 5.00%, 01/01/2032 (Callable 01/01/2027)	2,085,000	2,149,921
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2025	700,000	700,068
Knox & Warren Counties Community Unit School District No 205 Galesburg
4.00%, 12/01/2034 (Callable 12/01/2027)	425,000	425,752
4.00%, 12/01/2039 (Callable 12/01/2027)	1,305,000	1,254,643
Mason Logan & Tazewell Counties Community Unit School Dist No 189 Illini Central, 5.00%, 12/01/2040 (Callable 12/01/2028)	600,000	617,685
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2034 (Callable 12/01/2026)	295,000	301,551
Rock Island & Mercer Counties Community Unit School District No 300, 5.00%, 12/01/2040 (Callable 12/01/2034)	925,000	982,679
State of Illinois Sales Tax Revenue, 4.00%, 06/15/2038 (Callable 06/15/2028)	1,850,000	1,782,069
Village of Downers Grove IL, 4.00%, 01/01/2038 (Callable 01/01/2026)	375,000	361,614
Village of Manhattan IL, 4.00%, 01/01/2030 (Callable 01/01/2027)	250,000	251,881
Village of Romeoville IL, 4.00%, 12/30/2030 (Callable 12/30/2028)	1,320,000	1,345,246
Village of Schaumburg IL, 4.00%, 12/01/2028	470,000	485,702
Waukegan Park District, 3.13%, 12/15/2028 (Callable 05/02/2025)	390,000	378,194
Will County School District No 122, 0.00%, 10/01/2027	470,000	435,358
		59,851,475

Indiana - 3.0%
Brownsburg 1999 School Building Corp., 5.50%, 01/15/2043 (Callable 07/15/2031)	1,460,000	1,554,913
City of Evansville IN, 5.00%, 02/01/2029 (Callable 02/01/2026)	735,000	744,882
City of West Lafayette IN Sewer Revenue
5.00%, 07/01/2041 (Callable 07/01/2034)	800,000	844,375
5.00%, 07/01/2043 (Callable 07/01/2034)	440,000	459,762
Clark-Pleasant Community School Building Corp., 5.00%, 07/15/2042 (Callable 07/15/2034)	1,600,000	1,686,206
Columbus Multi School Building Corp.
5.00%, 07/15/2039 (Callable 07/15/2034)	310,000	333,713
5.00%, 07/15/2040 (Callable 07/15/2034)	425,000	454,665
5.00%, 07/15/2041 (Callable 07/15/2034)	400,000	424,471
Fishers Redevelopment Authority
4.00%, 07/15/2042 (Callable 01/15/2034)	1,000,000	927,809
4.00%, 01/15/2044 (Callable 01/15/2034)	1,000,000	914,961
Fishers Town Hall Building Corp., 5.50%, 07/15/2040 (Callable 07/15/2032)	1,000,000	1,100,775
Hammond Multi-School Building Corp., 5.00%, 07/15/2033 (Callable 01/15/2028)	820,000	850,806
Indiana Housing & Community Development Authority, 5.75%, 07/01/2053 (Callable 07/01/2032)	775,000	820,632
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048 (Callable 02/01/2033)	2,000,000	2,239,689
Lake Ridge Multi-School Building Corp., 5.50%, 01/15/2042 (Callable 07/15/2032)	2,000,000	2,146,008
MSD of Wabash County Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	1,275,000	1,343,322
Muncie Community School Corp., 3.50%, 07/15/2025	3,010,000	3,011,700
Nineveh-Hensley-Jackson Intermediate School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2032)	800,000	844,093
Northwestern School Building Corp., 6.00%, 07/15/2040 (Callable 07/15/2031)	700,000	772,676
Perry Central Multi-School Building Corp., 5.00%, 07/15/2038 (Callable 07/15/2033)	375,000	398,599
Richmond Multi-School Building Corp.
5.00%, 07/15/2036 (Callable 07/15/2032)	300,000	325,349
5.00%, 07/15/2037 (Callable 07/15/2032)	225,000	242,951
5.00%, 07/15/2038 (Callable 07/15/2032)	235,000	252,547
5.00%, 01/15/2040 (Callable 07/15/2032)	195,000	207,105
Speedway Multi-School Building Corp., 5.00%, 01/15/2044 (Callable 07/15/2034)	755,000	786,641
Sunman-Dearborn High School Building Corp.
5.00%, 07/15/2043 (Callable 07/15/2033)	3,550,000	3,705,721
5.00%, 01/15/2044 (Callable 07/15/2033)	550,000	571,766
Wawasee High School Building Corp., 5.00%, 07/15/2041 (Callable 07/15/2034)	2,485,000	2,648,840
Westfield-Washington Multi-School Building Corp., 5.25%, 01/15/2044 (Callable 07/15/2034)	1,100,000	1,165,121
		31,780,098

Iowa - 1.2%
Clinton Community School District/IA Infrastructure Sales Services & Use Tax, 4.38%, 07/01/2036 (Callable 07/01/2028)	2,100,000	2,131,407
County of Dallas IA Local Option Sales & Services Tax Revenue
5.00%, 06/01/2042 (Callable 06/01/2032)	1,680,000	1,761,661
5.00%, 06/01/2043 (Callable 06/01/2032)	1,765,000	1,841,627
4.00%, 06/01/2044 (Callable 06/01/2032)	600,000	562,901
4.00%, 06/01/2045 (Callable 06/01/2032)	500,000	464,054
Iowa Finance Authority
5.00%, 08/01/2035 (Callable 08/01/2025)	950,000	956,760
4.00%, 07/01/2047 (Callable 07/01/2028)	705,000	709,313
4.00%, 07/01/2047 (Callable 07/01/2027)	185,000	185,446
5.00%, 12/01/2050 (Callable 12/01/2032) (a)	730,000	823,036
5.50%, 07/01/2053 (Callable 01/01/2033)	2,730,000	2,886,910
		12,323,115

Kansas - 0.2%
City of Goddard KS, 5.00%, 12/01/2025 (Callable 06/01/2025)	530,000	531,420
Crawford County Unified School District No 250 Pittsburg, 5.00%, 09/01/2035 (Callable 09/01/2027)	60,000	63,137
Kansas Development Finance Authority, 5.00%, 11/15/2054 (Callable 11/15/2028) (a)	1,615,000	1,703,279
		2,297,836

Kentucky - 0.6%
City of Versailles KY, 3.00%, 08/15/2026 (Callable 05/02/2025)	2,000,000	1,984,791
Kentucky Bond Development Corp., 3.00%, 05/01/2034 (Callable 05/01/2026)	695,000	638,774
Kentucky Housing Corp.
3.50%, 07/01/2028 (Callable 01/01/2027) (a)	2,000,000	2,007,971
5.00%, 09/01/2043 (Callable 03/01/2026) (a)	1,615,000	1,640,915
		6,272,451

Louisiana - 4.5%
Louisiana Housing Corp., 4.00%, 01/01/2043 (Callable 07/01/2026) (a)	3,650,000	3,682,371
Louisiana Public Facilities Authority
5.50%, 05/15/2027 (Callable 05/15/2026)	20,555,000	20,944,114
5.50%, 05/15/2032 (Callable 05/15/2026)	22,190,000	22,837,487
4.00%, 04/01/2050 (Callable 04/01/2030)	260,000	268,534
		47,732,506

Maine - 0.0%(d)
Maine State Housing Authority, 3.50%, 11/15/2047 (Callable 11/15/2026)	10,000	9,972

Maryland - 0.1%
City of Baltimore MD, 5.00%, 07/01/2028	160,000	164,688
Maryland Health & Higher Educational Facilities Authority, 5.00%, 07/01/2027	1,095,000	1,116,783
		1,281,471

Massachusetts - 0.8%
Massachusetts Bay Transportation Authority Sales Tax Revenue, 0.00%, 07/01/2030 (Callable 07/01/2026)	1,400,000	1,152,696
Massachusetts Housing Finance Agency
4.00%, 12/01/2044 (Callable 06/01/2025)	85,000	85,001
4.00%, 12/01/2048 (Callable 06/01/2027)	565,000	566,343
4.00%, 06/01/2049 (Callable 12/01/2028)	285,000	285,899
3.00%, 12/01/2050 (Callable 12/01/2029)	150,000	147,839
Massachusetts State College Building Authority
0.00%, 05/01/2027	625,000	584,717
0.00%, 05/01/2028	5,790,000	5,240,869
		8,063,364

Michigan - 2.3%
Carman-Ainsworth Community Schools
5.00%, 05/01/2040 (Callable 05/01/2035)	200,000	216,257
5.00%, 05/01/2041 (Callable 05/01/2035)	345,000	369,261
5.00%, 05/01/2042 (Callable 05/01/2035)	500,000	530,809
5.00%, 05/01/2043 (Callable 05/01/2035)	370,000	390,220
5.00%, 05/01/2044 (Callable 05/01/2035)	440,000	461,814
City of Ferndale MI, 3.00%, 04/01/2032 (Callable 04/01/2029)	450,000	424,148
County of Kent MI, 4.00%, 01/01/2034 (Callable 05/02/2025)	2,060,000	2,059,894
Michigan Finance Authority, 5.00%, 11/01/2044 (Callable 11/01/2025)	1,000,000	1,000,345
Michigan State Housing Development Authority
2.70%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,037,108
3.25%, 10/01/2037 (Callable 10/01/2025)	755,000	665,898
4.00%, 06/01/2046 (Callable 12/01/2025)	155,000	155,075
4.25%, 12/01/2049 (Callable 06/01/2028)	1,645,000	1,656,888
5.00%, 06/01/2053 (Callable 12/01/2031)	780,000	808,000
5.50%, 06/01/2053 (Callable 12/01/2031)	1,725,000	1,815,807
5.75%, 06/01/2054 (Callable 12/01/2032)	1,880,000	2,007,210
Warren Consolidated Schools
5.00%, 05/01/2033 (Callable 05/01/2026)	4,660,000	4,740,091
5.00%, 05/01/2033 (Callable 05/01/2026)	2,595,000	2,639,600
5.00%, 05/01/2035 (Callable 05/01/2026)	950,000	965,617
		24,944,042

Minnesota - 1.4%
City of Coon Rapids MN, 5.60%, 12/01/2039	2,485,578	2,691,068
City of Hopkins MN, 4.00%, 02/01/2038 (Callable 02/01/2032)	440,000	444,213
County of Hennepin MN, 5.00%, 12/01/2035 (Callable 12/01/2026)	1,835,000	1,887,352
County of Washington MN, 2.13%, 02/01/2033 (Callable 02/01/2028)	1,495,000	1,271,993
Duluth Independent School District No 709
2.60%, 03/01/2028	1,415,000	1,394,203
4.20%, 03/01/2034 (Callable 03/01/2027)	665,000	679,695
Housing & Redevelopment Authority of The City of St Paul Minnesota
4.50%, 07/01/2028 (Callable 07/01/2026)	350,000	353,628
5.00%, 07/01/2036 (Callable 07/01/2026)	1,315,000	1,346,317
Minnesota Housing Finance Agency
4.00%, 07/01/2047 (Callable 01/01/2027)	80,000	80,112
4.25%, 07/01/2049 (Callable 07/01/2028)	565,000	569,893
6.25%, 07/01/2054 (Callable 01/01/2033)	1,915,000	2,075,989
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)	2,190,000	2,234,190
		15,028,653

Mississippi - 0.9%
County of Warren MS, 6.00%, 09/01/2036 (Callable 09/01/2033)	625,000	724,602
Mississippi Development Bank, 5.25%, 03/01/2035 (Callable 03/01/2028)	495,000	502,701
Mississippi Home Corp.
4.40%, 12/01/2043 (Callable 12/01/2031)	1,250,000	1,213,235
4.65%, 12/01/2044 (Callable 06/01/2033)	2,345,000	2,328,667
West Rankin Utility Authority, 5.00%, 01/01/2043 (Callable 01/01/2028)	4,500,000	4,765,248
		9,534,453

Missouri - 1.6%
Cameron School District No R-I/MO, 4.00%, 03/01/2037 (Callable 03/01/2030)	715,000	706,048
Carl Junction R-I School District/MO, 5.00%, 03/01/2035 (Callable 03/01/2029)	565,000	597,878
Cass County Reorganized School District No R-1 Midway
5.00%, 03/01/2042 (Callable 03/01/2029)	550,000	569,617
5.00%, 03/01/2044 (Callable 03/01/2029)	700,000	720,363
De Soto School District No 73, 5.00%, 03/01/2035 (Callable 03/01/2030)	250,000	262,863
Jackson County School District No. R-IV, 5.50%, 03/01/2037 (Callable 03/01/2029)	1,040,000	1,112,404
Metropolitan St Louis Sewer District, 5.00%, 05/01/2045 (Callable 05/02/2025)	2,335,000	2,338,350
Mexico School District No 59
5.00%, 03/01/2042 (Callable 03/01/2029)	2,250,000	2,329,191
5.00%, 03/01/2043 (Callable 03/01/2029)	1,000,000	1,032,633
Missouri Housing Development Commission
1.95%, 05/01/2025	45,000	44,927
5.50%, 05/01/2055 (Callable 05/01/2033)	2,005,000	2,138,162
North Callaway County School District No R-1
5.00%, 03/01/2035 (Callable 03/01/2029)	850,000	899,463
5.00%, 03/01/2036 (Callable 03/01/2029)	1,030,000	1,087,228
5.00%, 03/01/2037 (Callable 03/01/2029)	1,100,000	1,158,644
Orchard Farm R-V School District/MO, 3.00%, 04/01/2035 (Callable 04/01/2029)	425,000	423,480
Pattonville R-3 School District, 5.25%, 03/01/2041 (Callable 03/01/2031)	1,000,000	1,063,437
Taney County Reorganized School District No R-V Hollister, 5.50%, 03/01/2040 (Callable 03/01/2034)	385,000	423,589
		16,908,277

Montana - 0.3%
City of Belgrade MT, 5.25%, 07/01/2043 (Callable 07/01/2032)	2,000,000	2,129,450
Montana Board of Housing
3.00%, 12/01/2045 (Callable 06/01/2029)	525,000	398,339
3.05%, 06/01/2050 (Callable 06/01/2029)	260,000	192,331
		2,720,120

Nebraska - 1.1%
Central Plains Energy Project, 5.00%, 05/01/2054 (Callable 08/01/2029) (a)	5,000,000	5,217,250
City of Omaha NE, 6.50%, 12/01/2030	1,930,000	2,150,744
Nebraska Educational Health Cultural & Social Services Finance Authority
4.00%, 01/01/2033 (Callable 01/01/2026)	400,000	388,995
4.00%, 01/01/2034 (Callable 01/01/2026)	2,000,000	1,914,831
4.00%, 01/01/2035 (Callable 01/01/2026)	1,000,000	959,533
Nebraska Investment Finance Authority, 3.50%, 09/01/2050 (Callable 03/01/2029)	1,000,000	994,688
University of Nebraska
3.00%, 05/15/2035 (Callable 05/15/2026)	20,000	20,040
3.00%, 07/01/2039 (Callable 07/01/2026)	15,000	15,033
		11,661,114

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act, 3.30%, 06/01/2040 (Callable 05/01/2027) (a)	2,000,000	2,005,506

New Jersey - 0.4%
Flemington Raritan Regional Board of Education
2.25%, 09/01/2031 (Callable 09/01/2026)	1,000,000	877,402
2.38%, 09/01/2033 (Callable 09/01/2026)	650,000	551,711
New Jersey Economic Development Authority, 0.00%, 07/01/2025	135,000	133,920
New Jersey Health Care Facilities Financing Authority, 3.75%, 07/01/2027	135,000	135,952
New Jersey Housing & Mortgage Finance Agency
4.50%, 10/01/2048 (Callable 10/01/2027)	520,000	526,204
2.45%, 10/01/2050 (Callable 04/01/2029)	525,000	330,859
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/2030	2,535,000	2,091,545
		4,647,593

New Mexico - 0.4%
New Mexico Hospital Equipment Loan Council, 4.13%, 08/01/2044 (Callable 08/01/2025)	210,000	210,645
New Mexico Mortgage Finance Authority
3.50%, 07/01/2033 (Callable 01/01/2028)	685,000	663,476
3.55%, 09/01/2037 (Callable 03/01/2027)	685,000	631,996
3.95%, 09/01/2040 (Callable 05/02/2025)	800,000	747,176
5.25%, 03/01/2053 (Callable 03/01/2032)	1,790,000	1,875,933
		4,129,226

New York - 1.6%
Monroe County Industrial Development Corp., 4.84%, 11/01/2040	3,058,741	3,118,481
New York State Dormitory Authority
0.00%, 07/01/2028	65,000	58,606
0.00%, 07/01/2029	1,475,000	1,284,047
5.00%, 03/15/2037 (Callable 09/15/2025)	155,000	156,091
5.25%, 03/15/2039 (Callable 09/15/2028)	3,750,000	3,926,293
5.00%, 03/15/2043 (Callable 03/15/2029)	2,450,000	2,518,060
New York State Environmental Facilities Corp.
5.50%, 10/15/2029	185,000	203,543
5.50%, 10/15/2030	390,000	435,668
New York State Housing Finance Agency, 3.60%, 11/01/2062 (Callable 06/01/2025) (a)	2,920,000	2,921,456
North Colonie Central School District, 2.00%, 07/15/2032 (Callable 07/15/2029)	1,115,000	945,992
State of New York Mortgage Agency Homeowner Mortgage Revenue, 4.00%, 10/01/2049 (Callable 04/01/2028)	1,975,000	1,980,065
		17,548,302

North Carolina - 4.1%
Asheville Housing Authority, 5.00%, 11/01/2026 (Callable 11/01/2025) (a)	675,000	681,938
County of Durham NC, 4.00%, 06/01/2034 (Callable 06/01/2029)	750,000	764,989
County of Forsyth NC, 3.00%, 03/01/2033 (Callable 03/01/2031)	600,000	570,187
County of Wake NC
5.13%, 10/01/2026	550,000	559,302
5.00%, 05/01/2041 (Callable 05/01/2034)	2,860,000	3,098,731
Inlivian
2.55%, 05/01/2037	4,644,678	3,786,334
5.00%, 06/01/2043 (Callable 12/01/2025) (a)	2,000,000	2,023,618
North Carolina Housing Finance Agency
4.00%, 03/01/2028 (a)	6,450,000	6,542,357
4.35%, 01/01/2034 (Callable 07/01/2031)	560,000	565,622
4.00%, 07/01/2050 (Callable 07/01/2029)	910,000	914,227
5.75%, 01/01/2054 (Callable 07/01/2032)	3,710,000	3,946,051
3.20%, 07/01/2056 (Callable 11/15/2025) (a)	2,000,000	1,998,495
Raleigh Housing Authority
5.00%, 10/01/2026 (a)	5,500,000	5,546,383
5.00%, 12/01/2026 (a)	7,850,000	7,938,831
Town of Morehead City NC, 4.05%, 01/01/2028 (a)	3,500,000	3,548,968
University of North Carolina at Chapel Hill, 3.56% (SOFR + 0.65%), 12/01/2041 (Callable 04/22/2025)	1,000,000	999,818
		43,485,851

North Dakota - 0.7%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)	3,160,000	3,158,325
North Dakota Housing Finance Agency
3.55%, 07/01/2033 (Callable 01/01/2028)	1,140,000	1,105,080
3.45%, 07/01/2037 (Callable 07/01/2026)	900,000	821,240
4.30%, 07/01/2039 (Callable 07/01/2033)	1,000,000	998,479
3.50%, 07/01/2046 (Callable 01/01/2026)	360,000	359,196
4.00%, 01/01/2050 (Callable 07/01/2028)	670,000	673,896
		7,116,216

Ohio - 3.7%
City of Wyoming OH, 3.88%, 10/15/2025	2,000,000	2,007,160
County of Van Wert OH, 6.13%, 12/01/2049 (Callable 12/01/2029)	24,429,000	26,984,320
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035	3,620,000	3,153,286
North Ridgeville City School District, 5.00%, 12/01/2043 (Callable 06/01/2029)	1,025,000	1,054,260
Ohio Housing Finance Agency
5.50%, 03/01/2030	100,000	109,551
5.50%, 09/01/2030	125,000	137,820
5.50%, 03/01/2031	100,000	110,465
5.50%, 09/01/2031	125,000	139,046
5.50%, 03/01/2032	125,000	139,102
5.50%, 09/01/2032	100,000	111,743
5.50%, 03/01/2033	100,000	111,792
5.50%, 09/01/2033	100,000	112,143
3.95%, 09/01/2043 (Callable 09/01/2027)	165,000	147,280
3.50%, 09/01/2046 (Callable 09/01/2025)	275,000	274,185
Ohio Water Development Authority, 5.00%, 12/01/2038 (Callable 12/01/2029)	2,100,000	2,211,851
State of Ohio, 2.75%, 01/01/2052 (a)	2,795,000	2,738,183
University of Akron, 5.00%, 01/01/2033 (Callable 07/01/2026)	335,000	339,622
		39,881,809

Oregon - 0.9%
Clackamas Community College District
0.00%, 06/15/2028 (Callable 06/15/2025)	1,375,000	1,210,729
0.00%, 06/15/2029 (Callable 06/15/2025)	1,000,000	842,707
Oregon Coast Community College District
0.00%, 06/15/2038 (Callable 06/15/2034)	175,000	185,556
0.00%, 06/15/2039 (Callable 06/15/2034)	400,000	421,671
0.00%, 06/15/2040 (Callable 06/15/2034)	365,000	382,745
0.00%, 06/15/2041 (Callable 06/15/2034)	350,000	364,618
0.00%, 06/15/2043 (Callable 06/15/2034)	400,000	411,906
State of Oregon
5.00%, 08/01/2042 (Callable 08/01/2027)	1,800,000	1,842,762
4.00%, 12/01/2045 (Callable 06/01/2025)	270,000	270,082
4.00%, 12/01/2048 (Callable 12/01/2026)	630,000	630,898
State of Oregon Housing & Community Services Department
3.55%, 07/01/2033 (Callable 07/01/2027)	1,005,000	974,216
2.90%, 07/01/2043 (Callable 07/01/2027)	1,000,000	744,563
4.00%, 01/01/2047 (Callable 07/01/2025)	85,000	85,018
3.75%, 07/01/2048 (Callable 01/01/2027)	1,020,000	887,342
		9,254,813

Pennsylvania - 1.3%
Commonwealth Financing Authority, 4.00%, 06/01/2039 (Callable 06/01/2028)	1,525,000	1,429,715
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)	5,000,000	4,482,521
Mckeesport Area School District, 0.00%, 10/01/2025	110,000	108,351
Pennsylvania Housing Finance Agency
3.50%, 10/01/2046 (Callable 10/01/2025)	295,000	294,692
3.50%, 04/01/2051 (Callable 10/01/2029)	1,640,000	1,636,544
5.50%, 10/01/2053	1,930,000	2,035,801
5.75%, 10/01/2053 (Callable 10/01/2032)	1,180,000	1,250,358
Pittsburgh Water & Sewer Authority
0.00%, 09/01/2026	890,000	853,247
0.00%, 09/01/2027	1,110,000	1,030,874
0.00%, 09/01/2028	370,000	332,694
		13,454,797

Puerto Rico - 1.6%
Puerto Rico Public Finance Corp.
6.00%, 08/01/2026	3,585,000	3,713,307
6.00%, 08/01/2026	1,825,000	1,890,317
6.00%, 08/01/2026	1,710,000	1,771,201
6.00%, 08/01/2026	1,440,000	1,491,538
5.50%, 08/01/2027	7,690,000	8,081,524
5.50%, 08/01/2027	400,000	420,365
		17,368,252

Rhode Island - 0.5%
Rhode Island Health and Educational Building Corp.
5.25%, 05/15/2040 (Callable 05/15/2034)	1,000,000	1,088,051
5.25%, 05/15/2041 (Callable 05/15/2034)	1,455,000	1,570,708
5.25%, 05/15/2042 (Callable 05/15/2034)	2,000,000	2,149,205
Rhode Island Housing & Mortgage Finance Corp., 3.50%, 10/01/2050 (Callable 10/01/2029)	800,000	796,082
		5,604,046

South Carolina - 2.9%
City of Columbia SC Waterworks & Sewer System Revenue, 5.00%, 02/01/2049 (Callable 02/01/2029)	10,680,000	11,547,263
South Carolina Jobs-Economic Development Authority
5.00%, 08/15/2036 (Callable 08/15/2026) (b)(c)	7,500,000	7,710,977
5.00%, 08/15/2041 (Callable 08/15/2026) (b)(c)	4,165,000	4,282,162
Tobacco Settlement Revenue Management Authority, 6.38%, 05/15/2030	6,320,000	7,141,508
		30,681,910

South Dakota - 0.1%
County of Clay SD, 5.00%, 12/01/2038 (Callable 12/01/2031)	1,000,000	1,053,095

Tennessee - 2.0%
Hamilton County & Chattanooga Sports Authority
5.50%, 12/01/2036 (Callable 12/01/2034)	350,000	404,966
5.50%, 12/01/2037 (Callable 12/01/2034)	500,000	575,345
5.50%, 12/01/2038 (Callable 12/01/2034)	810,000	927,756
5.50%, 12/01/2039 (Callable 12/01/2034)	920,000	1,046,939
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
5.00%, 12/01/2026 (Callable 12/01/2025) (a)	1,000,000	1,011,316
4.88%, 11/01/2028	1,190,000	1,234,014
3.85%, 02/01/2048 (a)	1,000,000	1,005,072
Metropolitan Government of Nashville & Davidson County TN, 3.00%, 01/01/2034 (Callable 01/01/2031)	1,625,000	1,514,323
Tennessee Housing Development Agency
1.75%, 07/01/2028	350,000	322,141
1.95%, 07/01/2030 (Callable 07/01/2029)	550,000	487,845
3.85%, 01/01/2035 (Callable 04/22/2025)	230,000	227,083
3.90%, 07/01/2042 (Callable 07/01/2027)	350,000	312,619
4.00%, 01/01/2043 (Callable 07/01/2027)	335,000	335,822
3.85%, 07/01/2043 (Callable 07/01/2027)	1,810,000	1,629,344
5.20%, 07/01/2043 (Callable 07/01/2032)	7,000,000	7,255,668
3.65%, 07/01/2047 (Callable 01/01/2027)	705,000	599,461
4.05%, 01/01/2049 (Callable 01/01/2028)	1,645,000	1,446,115
3.00%, 01/01/2051 (Callable 01/01/2030)	685,000	675,051
		21,010,880

Texas - 25.0%
Alvarado Independent School District/TX, 2.75%, 02/15/2052 (a)	1,650,000	1,642,946
Anna Independent School District, 5.00%, 08/15/2035 (Callable 08/15/2026)	910,000	931,106
Arlington Higher Education Finance Corp.
4.00%, 08/15/2028 (Callable 08/15/2026)	850,000	857,641
3.00%, 08/15/2032 (Callable 08/15/2031)	835,000	783,173
3.00%, 08/15/2033 (Callable 08/15/2031)	1,070,000	989,611
4.00%, 08/15/2033 (Callable 08/15/2026)	475,000	476,486
5.00%, 08/15/2033	150,000	166,530
4.00%, 08/15/2034 (Callable 08/15/2026)	195,000	197,882
4.00%, 08/15/2035 (Callable 08/15/2026)	480,000	487,093
4.00%, 12/01/2035 (Callable 06/01/2027)	450,000	450,544
4.00%, 08/15/2036 (Callable 08/15/2030)	510,000	511,864
4.00%, 08/15/2036 (Callable 08/15/2031)	1,000,000	1,000,557
5.00%, 08/15/2036 (Callable 08/15/2034)	175,000	187,279
5.00%, 08/15/2037 (Callable 08/15/2032)	510,000	548,013
4.00%, 08/15/2038 (Callable 08/15/2030)	550,000	541,218
4.00%, 08/15/2039 (Callable 08/15/2025)	495,000	470,859
5.00%, 08/15/2039 (Callable 08/15/2034)	105,000	111,110
3.00%, 08/15/2040 (Callable 08/15/2031)	290,000	235,945
3.00%, 08/15/2041 (Callable 08/15/2031)	300,000	239,142
3.00%, 08/15/2042 (Callable 08/15/2031)	265,000	208,219
3.00%, 08/15/2043 (Callable 08/15/2031)	210,000	163,149
3.00%, 08/15/2044 (Callable 08/15/2031)	245,000	189,169
4.00%, 08/15/2044 (Callable 08/15/2034)	360,000	334,403
Baird Independent School District, 5.00%, 08/15/2043 (Callable 08/15/2032)	1,760,000	1,854,768
Balmorhea Independent School District, 5.00%, 02/15/2034 (Callable 02/15/2031)	335,000	362,294
Barbers Hill Independent School District
5.00%, 02/15/2043 (Callable 08/15/2034)	1,000,000	1,068,195
5.00%, 02/15/2044 (Callable 08/15/2034)	750,000	797,497
Boerne Independent School District, 3.85%, 12/01/2043 (a)	970,000	985,377
Brazoria County Toll Road Authority
4.00%, 03/01/2039 (Callable 03/01/2030)	200,000	196,730
4.00%, 03/01/2041 (Callable 03/01/2030)	65,000	61,699
4.00%, 03/01/2042 (Callable 03/01/2030)	750,000	703,208
4.00%, 03/01/2044 (Callable 03/01/2030)	255,000	235,859
Cedar Hill Independent School District
5.00%, 02/15/2040 (Callable 02/15/2034)	1,475,000	1,600,175
5.00%, 02/15/2041 (Callable 02/15/2034)	2,500,000	2,693,028
5.00%, 02/15/2042 (Callable 02/15/2034)	3,500,000	3,745,300
Chisum Independent School District, 5.00%, 08/15/2025	590,000	594,497
City of Houston TX
5.50%, 12/01/2029	16,050,000	17,176,808
5.75%, 12/01/2032	24,965,000	29,321,635
City of Houston TX Combined Utility System Revenue
0.00%, 12/01/2026	1,050,000	996,307
0.00%, 12/01/2027	265,000	243,226
0.00%, 12/01/2028	4,620,000	4,096,754
City of San Antonio TX, 4.00%, 02/01/2029 (Callable 05/02/2025)	2,205,000	2,206,551
City of Sugar Land TX
4.00%, 02/15/2037 (Callable 02/15/2033)	515,000	516,675
4.00%, 02/15/2038 (Callable 02/15/2033)	515,000	511,156
4.00%, 02/15/2039 (Callable 02/15/2033)	515,000	503,569
4.00%, 02/15/2040 (Callable 02/15/2033)	515,000	493,669
Clifton Higher Education Finance Corp.
5.00%, 08/15/2029	295,000	314,375
5.00%, 08/15/2029 (Callable 05/02/2025)	215,000	215,347
4.00%, 08/15/2031 (Callable 08/15/2026)	170,000	171,246
4.00%, 08/15/2034 (Callable 08/15/2032)	160,000	162,984
5.00%, 08/15/2037 (Callable 08/15/2028)	1,260,000	1,298,400
4.00%, 08/15/2040 (Callable 08/15/2031)	390,000	368,780
4.00%, 08/15/2041 (Callable 08/15/2031)	805,000	754,333
4.00%, 08/15/2043 (Callable 08/15/2028)	250,000	239,481
County of Bexar TX
4.00%, 06/15/2033 (Callable 06/15/2025)	3,795,000	3,803,316
5.00%, 06/15/2036 (Callable 06/15/2026)	2,145,000	2,199,482
5.00%, 06/15/2040 (Callable 06/15/2031)	1,525,000	1,621,665
County of Brazoria TX, 3.00%, 03/01/2037 (Callable 03/01/2030)	270,000	241,580
Crockett County Consolidated Common School District No 1
5.00%, 08/15/2034 (Callable 08/15/2029)	220,000	233,242
5.00%, 08/15/2035 (Callable 08/15/2028)	200,000	208,944
Crowley Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2025)	2,000,000	2,013,895
Dalhart Independent School District, 5.00%, 02/15/2040 (Callable 02/15/2032)	1,170,000	1,245,383
Dallas Independent School District, 4.00%, 02/15/2054 (Callable 02/15/2033)	4,500,000	4,140,223
Decatur Hospital Authority, 5.75%, 09/01/2029	290,000	307,551
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/15/2045 (Callable 08/15/2025)	675,000	639,306
Eula Independent School District/TX, 4.13%, 02/15/2048 (Callable 02/15/2032)	1,610,000	1,524,440
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)	4,500,000	4,572,774
Freddie Mac Multifamily ML Certificates, 3.72%, 01/25/2040 (a)	2,948,829	2,924,569
Generation Park Management District, 4.00%, 09/01/2034 (Callable 09/01/2030)	560,000	567,625
Grand Parkway Transportation Corp.
5.00%, 10/01/2043 (Callable 04/01/2028)	4,500,000	4,586,425
5.80%, 10/01/2045 (Callable 10/01/2028)	300,000	315,724
5.85%, 10/01/2048 (Callable 10/01/2028)	800,000	842,819
Harris County Health Facilities Development Corp.
5.75%, 07/01/2027	6,610,000	6,802,711
5.75%, 07/01/2027	2,300,000	2,355,278
6.25%, 07/01/2027	4,990,000	5,166,720
Harris County Water Control & Improvement District No 164, 6.63%, 09/01/2032 (Callable 09/01/2031)	45,000	51,906
Harris County-Houston Sports Authority
0.00%, 11/15/2030	2,150,000	1,765,044
0.00%, 11/15/2041 (Callable 11/15/2031)	415,000	176,364
Houston Higher Education Finance Corp.
5.00%, 02/15/2026 (Callable 05/02/2025)	1,030,000	1,031,016
5.00%, 02/15/2034 (Callable 05/02/2025)	1,795,000	1,797,001
Houston Independent School District, 5.00%, 07/15/2037 (Callable 07/15/2035)	2,900,000	3,216,726
Killeen Independent School District, 4.00%, 02/15/2042 (Callable 02/15/2028)	690,000	648,855
La Porte Independent School District/TX, 5.00%, 02/15/2038 (Callable 08/15/2033)	1,630,000	1,775,653
La Pryor Independent School District, 5.00%, 02/15/2032	75,000	82,543
Leander Independent School District, 0.00%, 08/16/2044 (Callable 08/16/2026)	14,815,000	6,885,059
Lower Colorado River Authority, 4.75%, 01/01/2028	65,000	66,754
Maypearl Independent School District, 5.00%, 02/15/2041 (Callable 02/15/2033)	1,000,000	1,066,301
Melissa Independent School District, 5.00%, 08/01/2036 (Callable 08/01/2026)	1,020,000	1,041,267
Mesquite Independent School District, 5.00%, 08/15/2025	5,000	5,039
Midland County Fresh Water Supply District No 1
0.00%, 09/15/2033 (Callable 09/15/2027)	3,475,000	2,422,690
0.00%, 09/15/2034 (Callable 09/15/2027)	1,270,000	839,216
0.00%, 09/15/2035 (Callable 09/15/2027)	2,570,000	1,607,452
0.00%, 09/15/2036 (Callable 09/15/2027)	1,580,000	936,040
0.00%, 09/15/2037 (Callable 09/15/2027)	110,000	61,701
Moulton Independent School District, 4.00%, 08/15/2036 (Callable 08/15/2027)	285,000	286,251
New Caney Independent School District, 5.00%, 02/15/2039 (Callable 08/15/2027)	500,000	513,792
New Hope Cultural Education Facilities Finance Corp.
5.00%, 04/01/2030 (Callable 04/01/2027)	1,150,000	1,193,067
5.00%, 04/01/2031 (Callable 04/01/2027)	1,180,000	1,224,190
5.00%, 04/01/2042 (Callable 04/01/2027)	7,755,000	8,045,420
New Hope Higher Education Finance Corp., 4.00%, 06/15/2028	100,000	101,341
North Texas Tollway Authority
0.00%, 01/01/2035	2,760,000	1,878,614
0.00%, 01/01/2036	1,525,000	992,865
0.00%, 01/01/2037	4,600,000	2,865,553
0.00%, 09/01/2037 (Callable 09/01/2031)	11,540,000	5,874,089
0.00%, 09/01/2043 (Callable 09/01/2031)	35,370,000	11,474,827
7.00%, 09/01/2043 (Callable 09/01/2031)	8,445,000	10,055,371
6.75%, 09/01/2045 (Callable 09/01/2031)	18,060,000	21,589,802
Northside Independent School District, 2.00%, 06/01/2052 (a)	2,470,000	2,388,390
Onalaska Independent School District, 4.00%, 08/15/2030 (Callable 05/02/2025)	340,000	339,206
Pecos Barstow Toyah Independent School District
5.00%, 02/15/2041 (Callable 02/15/2026)	2,000,000	2,019,918
5.00%, 02/15/2042 (Callable 02/15/2026)	3,000,000	3,026,535
Plemons-Stinnett-Phillips Consolidated School District
5.00%, 02/15/2028 (Callable 02/15/2027)	670,000	693,927
5.00%, 02/15/2029 (Callable 02/15/2027)	810,000	837,888
Port Aransas Independent School District
5.00%, 02/15/2041 (Callable 08/15/2027)	575,000	588,407
5.00%, 02/15/2043 (Callable 08/15/2025)	625,000	627,621
PSC/TX, 3.75%, 12/01/2040	4,775,000	4,689,046
Rockwall Independent School District, 5.00%, 02/15/2038 (Callable 05/02/2025)	745,000	746,052
Socorro Independent School District
4.00%, 08/15/2033 (Callable 02/15/2027)	900,000	905,761
4.00%, 08/15/2034 (Callable 02/15/2027)	1,500,000	1,506,821
Tarrant County Hospital District, 5.25%, 08/15/2038 (Callable 08/15/2032)	1,200,000	1,292,323
Texas Department of Housing & Community Affairs
2.15%, 09/01/2035 (Callable 03/01/2029)	545,000	431,305
3.90%, 07/01/2044 (Callable 07/01/2028)	3,000,000	2,668,189
3.63%, 09/01/2044 (Callable 09/01/2028)	1,570,000	1,364,966
4.00%, 03/01/2050 (Callable 09/01/2028)	570,000	573,252
5.50%, 09/01/2052 (Callable 03/01/2032)	2,815,000	2,979,476
Texas State Affordable Housing Corp.
4.25%, 03/01/2049 (Callable 03/01/2029)	150,000	150,893
5.50%, 09/01/2053 (Callable 03/01/2033)	1,775,000	1,868,756
Texas Water Development Board
4.00%, 10/15/2036 (Callable 10/15/2028)	3,940,000	3,953,522
4.88%, 10/15/2048 (Callable 10/15/2033)	2,000,000	2,052,619
Town of Westlake TX, 4.00%, 02/15/2030 (Callable 05/02/2025)	335,000	333,907
Veribest Independent School District, 5.00%, 08/15/2039 (Callable 08/15/2032)	645,000	691,995
Viridian Municipal Management District
5.00%, 12/01/2034 (Callable 12/01/2029)	930,000	967,260
5.00%, 12/01/2036 (Callable 12/01/2029)	1,050,000	1,087,392
5.00%, 12/01/2037 (Callable 12/01/2029)	550,000	568,361
5.00%, 12/01/2039 (Callable 12/01/2029)	1,000,000	1,024,211
Whitehouse Independent School District, 5.00%, 02/15/2037 (Callable 02/15/2027)	1,200,000	1,225,439
Wylie Independent School District, 0.00%, 08/15/2032 (Callable 08/15/2025)	1,000,000	762,641
		266,465,422

Utah - 0.9%
County of Utah UT, 5.00%, 05/15/2060 (Callable 02/01/2026) (a)	2,875,000	2,922,389
Davis School District, 3.50%, 06/01/2034 (Callable 05/02/2025)	2,000,000	1,936,479
Salt Lake County Municipal Building Authority, 5.00%, 01/15/2041 (Callable 01/15/2028)	375,000	382,310
Utah Charter School Finance Authority, 5.00%, 04/15/2037 (Callable 04/15/2026)	500,000	503,553
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)	2,040,000	2,040,932
6.00%, 07/01/2053 (Callable 01/01/2032)	955,000	1,024,817
6.00%, 07/01/2054 (Callable 01/01/2033)	345,000	377,218
Utah Telecommunication Open Infrastructure Agency, 5.50%, 06/01/2040 (Callable 06/01/2032)	500,000	550,254
		9,737,952

Vermont - 0.3%
Vermont Housing Finance Agency
3.60%, 11/01/2036 (Callable 11/01/2025)	1,255,000	1,191,679
4.00%, 05/01/2048 (Callable 11/01/2026)	125,000	125,019
4.00%, 11/01/2048 (Callable 05/01/2027)	165,000	165,219
Vermont Municipal Bond Bank, 5.00%, 12/01/2034 (Callable 12/01/2026)	1,625,000	1,669,790
		3,151,707

Virginia - 1.9%
Chesapeake Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)	2,415,000	2,462,270
Danville Industrial Development Authority, 5.25%, 10/01/2028	140,000	145,279
Hampton Roads Transportation Accountability Commission, 5.50%, 07/01/2057 (Callable 01/01/2028)	15,000,000	16,073,174
Virginia Resources Authority
0.00%, 11/01/2027	520,000	480,414
5.00%, 11/01/2045 (Callable 11/01/2025)	1,000,000	1,004,486
		20,165,623

Washington - 2.9%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2032 (Callable 11/01/2025)	2,725,000	2,761,967
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)	9,400,000	10,179,051
King County Housing Authority
3.25%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,443,086
4.00%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,521,207
4.00%, 11/01/2036 (Callable 11/01/2029)	3,250,000	3,170,678
State of Washington
4.00%, 07/01/2039 (Callable 07/01/2031)	940,000	933,356
5.00%, 02/01/2043 (Callable 02/01/2034)	2,250,000	2,395,981
Washington Health Care Facilities Authority
5.00%, 09/01/2031 (Callable 09/01/2030)	175,000	186,129
5.00%, 09/01/2032 (Callable 09/01/2030)	465,000	493,190
5.00%, 10/01/2038 (Callable 05/02/2025)	2,050,000	2,052,286
Washington State Housing Finance Commission
6.75%, 07/01/2035 (Callable 07/01/2025) (b)	1,850,000	1,864,534
2.65%, 12/01/2040 (Callable 06/01/2029)	1,800,000	1,382,768
4.00%, 06/01/2049 (Callable 06/01/2028)	275,000	275,832
4.00%, 06/01/2050 (Callable 06/01/2029)	960,000	964,744
7.00%, 07/01/2050 (Callable 07/01/2025) (b)	1,845,000	1,860,534
		31,485,343

Wisconsin - 4.4%
Baraboo School District, 3.00%, 04/01/2033 (Callable 04/01/2026)	650,000	608,346
Big Foot Union High School District, 3.00%, 03/01/2032 (Callable 03/01/2027)	430,000	430,123
City of Fitchburg WI, 4.00%, 12/01/2042 (Callable 12/01/2032)	1,365,000	1,315,905
County of Kenosha WI, 3.50%, 09/01/2028 (Callable 05/02/2025)	820,000	820,104
D C Everest Area School District/WI, 3.63%, 04/01/2038 (Callable 04/01/2027)	3,900,000	3,955,661
Greendale School District, 5.00%, 03/01/2032 (Callable 03/01/2027)	110,000	113,339
Southeast Wisconsin Professional Baseball Park District
5.50%, 12/15/2026	1,120,000	1,150,546
0.00%, 12/15/2027	1,085,000	998,589
0.00%, 12/15/2028	825,000	734,639
0.00%, 12/15/2029	1,145,000	980,342
State of Wisconsin
5.00%, 05/01/2032 (Callable 05/01/2026)	1,000,000	1,023,975
5.00%, 05/01/2043 (Callable 05/01/2034)	2,840,000	3,062,266
Village of Mount Pleasant WI
5.00%, 04/01/2036 (Callable 04/01/2028)	275,000	285,901
4.00%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,387,641
5.00%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,519,978
Waterford Union High School District, 3.00%, 03/01/2039 (Callable 03/01/2029)	665,000	660,394
West De Pere School District, 2.50%, 04/01/2040 (Callable 04/01/2030)	2,500,000	2,436,357
Wisconsin Center District
4.00%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,498,998
0.00%, 12/15/2034 (Callable 12/15/2030)	1,810,000	1,205,564
0.00%, 12/15/2038 (Callable 12/15/2030)	1,000,000	529,253
0.00%, 12/15/2060 (Callable 12/15/2030)	31,825,000	7,917,315
Wisconsin Health & Educational Facilities Authority
5.00%, 02/15/2028 (Callable 08/15/2025)	20,000	20,114
5.00%, 08/15/2029 (Callable 08/15/2027)	70,000	72,799
4.00%, 02/15/2033 (Callable 08/15/2025)	100,000	100,206
5.00%, 04/01/2033 (Callable 04/01/2027)	900,000	923,732
5.00%, 04/01/2035 (Callable 04/01/2027)	180,000	184,201
4.00%, 04/01/2039 (Callable 04/01/2027)	2,500,000	2,361,043
5.00%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,017,959
4.00%, 11/15/2046 (Callable 05/15/2026)	1,705,000	1,727,659
4.00%, 11/15/2046 (Callable 05/15/2026)	1,470,000	1,489,536
Wisconsin Housing & Economic Development Authority Home Ownership Revenue
3.50%, 09/01/2046 (Callable 09/01/2025)	225,000	224,445
4.00%, 03/01/2048 (Callable 03/01/2027)	585,000	586,653
4.00%, 03/01/2048 (Callable 03/01/2027)	265,000	265,825
4.25%, 03/01/2049 (Callable 09/01/2028)	745,000	751,768
6.00%, 03/01/2054 (Callable 09/01/2032)	1,535,000	1,671,902
Wisconsin Housing & Economic Development Authority Housing Revenue, 4.63%, 11/01/2043 (Callable 05/01/2032)	435,000	436,092
		46,469,170

Wyoming - 0.1%
Wyoming Community Development Authority, 4.00%, 12/01/2048 (Callable 06/01/2028)	1,015,000	1,018,060
TOTAL MUNICIPAL BONDS (Cost $1,050,033,283)		1,029,820,728

SHORT-TERM INVESTMENTS - 1.5%		Value
Money Market Funds - 1.5%	Shares
Federated Institutional Tax-Free Cash Trust - Class Premier, 3.03% (e)	16,232,630	16,232,630
TOTAL SHORT-TERM INVESTMENTS (Cost $16,232,630)		16,232,630

TOTAL INVESTMENTS - 98.2% (Cost $1,066,265,913)		1,046,053,358
Other Assets in Excess of Liabilities - 1.8%		19,339,901
TOTAL NET ASSETS - 100.0%		$1,065,393,259
two		–%
Percentages are stated as a percent of net assets.		–%

SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of March 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2025, the value of these securities total $17,415,732 or 1.6% of the Fund’s net assets.

(c)	Step coupon bond. The rate disclosed is as of March 31, 2025.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Baird Quality Intermediate Municipal Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$1,029,820,728	$–	$1,029,820,728
Money Market Funds	16,232,630	–	–	16,232,630
Total Investments	$16,232,630	$1,029,820,728	$–	$1,046,053,358

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.